Cover	Jun. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2025
Entity File Number	000-56565
Entity Registrant Name	OneMeta Inc.
Entity Central Index Key	0001388295
Entity Tax Identification Number	20-5150818
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	450 South 400 East
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Bountiful
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84010
City Area Code	702
Local Phone Number	550-0122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ONEI
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false